CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss including noncontrolling interests	$ (196,739)	$ (292,774)	$ (69,523)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity method income (loss)	(488)	(5,756)	155
Loss on sale of equity method investments	0	0	421
Depreciation and amortization	19,127	6,294	815
Share-based compensation	71,055	241,689	67,785
Fair value adjustment to warrant liability	1,842	(11,088)	53,019
Issuance of ordinary shares related to commitment shares	0	1,000	0
Other than temporary impairment of investments in loans and securities	0	33,704	0
Write-off of capitalized software	2,475	3,209	0
Gain on foreign exchange	(1,320)	0	0
Change in operating assets and liabilities:
Fees and other receivables	(20,740)	(46,453)	(27,555)
Deferred tax assets, net	(1,162)	5,681	(3,378)
Deferred tax liabilities, net	(461)	568	0
Prepaid expenses and other assets	12,912	(23,227)	(4,738)
Right-of-use assets	3,854	7,742
Accounts payable	(448)	(9,841)	10,999
Accrued expenses and other liabilities	(17,770)	32,403	13,407
Operating lease liability	(3,712)	(11,192)	0
Income tax receivable / payable	6,642	2,383	8,404
Net cash provided by (used in) operating activities	9,577	(40,000)	49,811
Proceeds from the sale/maturity/prepayment of:
Investments in loans and securities	172,061	112,897	28,904
Short-term deposits	0	5,020	53,412
Equity method and other investments	0	453	8,925
Cash and restricted cash acquired from Darwin Homes, Inc.	1,608	0	0
Payments for the purchase of:
Investments in loans and securities	(566,173)	(355,633)	(202,366)
Property and equipment	(20,189)	(22,406)	(6,624)
Equity method and other investments	0	(5,750)	(22,991)
Net cash used in investing activities	(412,693)	(265,419)	(140,740)
Cash flows from financing activities
Proceeds from sale of ordinary shares in connection with the Business Combination and PIPE Investment, net of issuance costs	0	291,872	0
Proceeds from issuance of redeemable convertible preferred shares, net	74,250	0	172,645
Proceeds from issuance of ordinary share warrants, net	0	0	20,807
Proceeds from secured borrowing	338,472	139,413	37,905
Proceeds received from noncontrolling interests	19,955	105,469	151,035
Proceeds from revolving credit facility	130,000	42,100	0
Proceeds from exercise of stock options	4,334	1,617	346
Proceeds from issuance of ordinary shares from the Equity Financing Purchase Agreement	27,892	0	0
Proceeds from exercise of redeemable convertible preferred shares warrants	0	0	400
Distributions made to noncontrolling interests	(43,767)	(77,764)	(81,548)
Payments made to revolving credit facility	(55,000)	(27,100)	0
Payments made to secured borrowing	(206,390)	(37,687)	0
Settlement of share-based compensation in satisfaction of tax withholding requirements	(650)	0	0
Payments for deferred offering costs	0	0	(11,966)
Net cash provided by financing activities	289,096	437,920	289,624
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(515)	0	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(114,535)	132,501	198,695
Cash, cash equivalents and restricted cash, beginning of period	337,076	204,575	5,880
Cash, cash equivalents and restricted cash, end of period	222,541	337,076	204,575
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated statements of financial position to the amounts shown in the statements of cash flow above:
Cash and cash equivalents	186,478	309,793	190,778
Restricted cash - current	16,874	22,539	7,000
Restricted cash - non-current	19,189	4,744	6,797
Total cash, cash equivalents, and restricted cash	222,541	337,076	204,575
Supplemental disclosures of cash flow information
Cash paid for income taxes	9,174	6,941	2,609
Cash paid for interest expense	17,779	4,341	0
Cash paid for operating leases	14,103	11,192
Supplemental disclosure of non-cash activities
Initial recognition (derecognition) of right-of-use assets and operating lease liability	(1,839)	68,819
In-kind distributions	20,603	0	0
Issuance of ordinary shares in connection with acquisition	18,134	0	0
Deemed dividend from secondary transactions	0	0	23,612
Issuance of redeemable convertible preferred shares upon exercise of warrants	0	0	28,421
Asset-Backed Securities
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Impairment loss on investments in loans and securities/loss on loans held-for-investment	134,510	15,007	0
Other loans and receivables
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Impairment loss on investments in loans and securities/loss on loans held-for-investment	$ 0	$ 10,651	$ 0